Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005520
Average Annual Return [Line Items]
Average Annual Return, Percent	5.71%	2.17%	2.34%
Without Sales Load [Member] | C000005521
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	1.91%	2.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	1.97%	2.09%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	1.97%	2.09%